Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS - OPERATING ACTIVITIES:
Loss for the period	$ (5,144)	$ (3,951)	$ (11,067)	$ (10,348)	$ (9,481)
Adjustments for:
Depreciation	65	121	239	250	220
Amortization of right-of-use assets	275	273	535	471	458
Impairment loss of inventory			2	114	127
Impairment and closure net loss of Rotem 1 project			155	82	2,973
Royalty obligation initial recognition and adjustment	(130)	86	175	(13)	1,807
Provision	(8)	24	(183)	150	63
Share in loss of joint venture		29	30
Other income		(80)
Loss from write-down of production line			704	311	16
Fair value adjustment of share options’ liability		(178)	(197)	(1,053)	730
Other financial expenses, net	254	46	348	187	384
Other financial income (Notes 12C)					(952)
Share-based payment	1,409	728	1,543	507	137
Total Adjustments	(3,279)	(2,902)	(7,716)	(9,342)	(3,518)
Changes in operating working capital:
Increase in trade and other receivables	(353)	(709)	(610)	(98)	(205)
Decrease (increase) in inventory	301	(243)	(894)	507	(400)
Increase in trade payables			14	14	(18)
Increase (decrease) in deferred revenues and trade and other payables	315	(1,128)	(895)	898	744
Net cash used for operating activities (see Appendix A)	(3,016)	(4,982)	(10,101)	(8,021)	(3,397)
B. NON-CASH INVESTMENT AND FINANCING ACTIVITIES:
Conversion of convertible loan into ordinary shares					1,665
Recognition of share options issued in loan settlement arrangement					494
Recognition of Lease liability and right-of-use asset	143	449	601	789	777
Derecognition of lease liability		1,512	1,668
Derecognition of right of use asset		1,432	1,463
Borrowing costs capitalized	72		20
Issuance of shares and warrants in exchange of accrued and unpaid CEO salary	225
Recognition of property, plant and equipment paid in the past as advances to suppliers					9
C. INTEREST PAYMENTS (included in financing activities items)	45	33	69	179	107
D. INTEREST INCOME (included in investing activities items)	90		51
CASH FLOWS - INVESTING ACTIVITIES:
Purchase of equipment	(7)	(30)	(39)	(47)	(23)
Installation of production line	(2,090)	(108)	(1,426)	(193)	(416)
Consideration from sale of equipment, metals and parts					21
Investment in Joint venture		(74)	(33)
Restricted deposits and interest received, net	87		136	2	58
Net cash used for investing activities	(2,010)	(212)	(1,362)	(238)	(360)
CASH FLOWS - FINANCING ACTIVITIES:
Proceeds from issuance of shares and warrants, net	6,038	7,174	7,174	15,677	7,350
Exercise of options and warrants				20	584
Short-term bank credit and loans					(73)
Loan received from EIB			3,726
Repayment of bank loan and interest thereon		(5)	(5)	(16)	(1,618)
Payments with respect to lease liabilities and interest thereon	(319)	(284)	(647)	(546)	(497)
Repayment of royalties’ liability	(17)	(24)	(85)	(12)
Amounts recognized as liability for royalties	6	28	314	24
Repayment of shareholders’ loan				(949)
Receipt of loan from third party					874
Repayment of loan from third party and interest thereon					(897)
Net cash provided by financing activities	5,708	6,889	10,477	14,198	5,723
NET INCREASE IN CASH AND CASH EQUIVALENTS	682	1,695	(986)	5,939	1,966
EXCHANGE DIFFERENCES ON CASH AND CASH EQUIVALENTS	(450)	(831)	(786)	63	(40)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	6,508	8,280	8,280	2,278	352
CASH AND CASH EQUIVALENTS AT THE END OF THE PERIOD	$ 6,740	$ 9,144	$ 6,508	$ 8,280	$ 2,278